ALT Loan ID	Transaction Name	Seller	Loan ID	Seller Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
246665606	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	Investor Post-Close	No
400818962	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	Investor Post-Close	No
464837807	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	TRID: Missing Closing Disclosure
Resolved-Received the final CD dated XX/XX/XXXX and PCCD dated XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached CDs requested. - Seller-XX/XX/XXXX

Counter-Received client rebuttal stating pages of the docs were swapped out. Please provide complete, separate copies of the CDs issued on XX/XX/XXXX and XX/XX/XXXX. Condition remains. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached explanation for DC - Seller-XX/XX/XXXX

Counter-The CD provided, as well as the copy in the file appears to be 2 separate CDs blended together. The first page has a date issued of XX/XX/XXXX and has a signature date on XX/XX/XXXX. Please provide complete, separate copies of the CDs issued on XX/XX/XXXX and XX/XX/XXXX. Not resolved.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please clear condition as the CD has all pages or please specify which CD is missing the page. I attached the CD signed at closing. - Seller-XX/XX/XXXX

Open-PCCD 5th page is missing. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached CDs requested. - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded. Please see attached explanation for DC - Seller-XX/XX/XXXX

 Ready for Review-Document Uploaded. Please clear condition as the CD has all pages or please specify which CD is missing the page. I attached the CD signed at closing. - Seller-XX/XX/XXXX
															Resolved-Received the final CD dated XX/XX/XXXX and PCCD dated XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_CD.pdf XXXXXXXX_XXXXXXXX_LOE for CD.pdf XXXXXXXX_XXXXXXXX_CD dated XX/XX/XXXX.pdf XXXXXXXX_XXXXXXXX_CD dated XX/XX/XXXX.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
464837807	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	Final Closing Disclosure is missing or incomplete
Resolved-Received the final CD dated XX/XX/XXXX and PCCD dated XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached CDs requested. - Buyer-XX/XX/XXXX

Counter-Received client rebuttal stating pages of the docs were swapped out. Please provide complete, separate copies of the CDs issued on XX/XX/XXXX and XX/XX/XXXX. Condition remains. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached explanation for the CD. - Buyer-XX/XX/XXXX

Counter-The CD provided, as well as the copy in the file appears to be 2 separate CDs blended together. The first page has a date issued of XX/XX/XXXX and has a signature date on XX/XX/XXXX. Please provide complete, separate copies of the CDs issued on XX/XX/XXXX and XX/XX/XXXX. Not resolved.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please clear condition as the CD was included in the investor package. - Seller-XX/XX/XXXX

Open-Final Closing Disclosure is missing or incomplete Final CD page 1 to 4 is missing in file.  - Due Diligence Vendor-XX/XX/XXXX
														Ready for Review-Document Uploaded. Please clear condition as the CD was included in the investor package. - Seller-XX/XX/XXXX	Resolved-Received the final CD dated XX/XX/XXXX and PCCD dated XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_CD.pdf XXXXXXXX_XXXXXXXX_LOE for CD.pdf XXXXXXXX_XXXXXXXX_CD dated XX/XX/XXXX.pdf XXXXXXXX_XXXXXXXX_CD dated XX/XX/XXXX.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
464837807	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Missing Evidence of Insurance for REO
Resolved-Received underwriter response on additional HOA due along with documents verifying temporary fee increase. Condition resolved.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached LOE from UW. The document was also included in the investor package. - Buyer-XX/XX/XXXX

Open-Missing Supporting Documentation. The borrower disclosed a total monthly expense of $X,XXX.XX in the "Monthly Insurance, Taxes, Association Dues, etc." section of the loan application. Review of the case file confirms documentation for Homeowners Association (HOA) dues in the amount of $X,XXX.XX per month. An institutional variance of $X,XXX.XX per month remains undocumented. - Due Diligence Vendor-XX/XX/XXXX
															Resolved-Received underwriter response on additional HOA due along with documents verifying temporary fee increase. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_LOE.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
754122338	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)
Resolved-Sufficient asset documents received, reserve requirement met. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. The attached statements can be used as reserves.

Borrower brought in Gift Funds from parents of $X,XXX.XX.   Borrower does not require any assets due to the gift funds which went directly to escrow.
 - Seller-XX/XX/XXXX

Open-Audited Reserves of  month(s) are less than Guideline Required Reserves of 3 month(s) Need additional assets from borrower to verify 3 months reserves requirement. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. The attached statements can be used as reserves.

Borrower brought in Gift Funds from parents of $X,XXX.XX.   Borrower does not require any assets due to the gift funds which went directly to escrow.
 - Seller-XX/XX/XXXX
															Resolved-Sufficient asset documents received, reserve requirement met. Condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_BankStatements.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
754122338	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount
Resolved-Total Qualified Assets for Reserves Post-Close of $X,XXX.XX is equal to or greater than Total Required Reserve Amount of $X,XXX.XX - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. The attached statements can be used as reserves.

Borrower brought in Gift Funds from parents of $X,XXX.XX.   Borrower does not require any assets due to the gift funds which went directly to escrow.
 - Buyer-XX/XX/XXXX

Open-Total Qualified Assets for Reserves Post-Close of $X,XXX.XX is less than Total Required Reserve Amount of $X,XXX.XX Need additional Assets from borrower to verify Reserves required.   - Due Diligence Vendor-XX/XX/XXXX
															Resolved-Total Qualified Assets for Reserves Post-Close of $X,XXX.XX is equal to or greater than Total Required Reserve Amount of $X,XXX.XX - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_BankStatements.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
754122338	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Assets	Insufficient asset documentation in file - assets do not cover closing costs
Resolved-Sufficient asset documentation provided. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Received Gift letter and Wire confirmation for the Cash to Close amount, condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please see attached gift letter. - Seller-XX/XX/XXXX

Counter-An updated gift letter was not provided in the package. We now have proof of receipt of gift funds, but the gift letter was not provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached gift fund deposit. - Buyer-XX/XX/XXXX

Open-Insufficient asset documentation in file - assets do not cover closing costs. Verified assets of $X,XXX.XX is less than required cash to close of $X,XXX.XX results in $X,XXX.XX shortage of funds to close, Gift letter dated XX/XX/XXXX Pg #294 provided for $X,XXX.XX, however there is no proof of deposit either in borrower account or to escrow. Need proof of deposit. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Please see attached gift letter. - Seller-XX/XX/XXXX
Resolved-Sufficient asset documentation provided. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Received Gift letter and Wire confirmation for the Cash to Close amount, condition resolved. - Due Diligence Vendor-XX/XX/XXXX
																XXXXXXXX_XXXXXXXX_GiftFundDeposit.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
754122338	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-XX/XX/XXXX

Resolved-ATR Risk - Current Income or Current Assets were considered, Received Gift letter and Wire confirmation for the Cash to Close amount, condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached revised gift letter. - Seller-XX/XX/XXXX

Counter-An updated gift letter was not provided in the package.  We now have proof of receipt of gift funds, but the gift letter was not provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached gift fund deposit. - Seller-XX/XX/XXXX

Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Gift letter dated XX/XX/XXXX Pg #294 provided for $X,XXX.XX, however there is no proof of deposit either in borrower account or to escrow.  - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see attached revised gift letter. - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. Please see attached gift fund deposit. - Seller-XX/XX/XXXX
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-XX/XX/XXXX

 Resolved-ATR Risk - Current Income or Current Assets were considered, Received Gift letter and Wire confirmation for the Cash to Close amount, condition resolved. - Due Diligence Vendor-XX/XX/XXXX
																XXXXXXXX_XXXXXXXX_GiftFundDeposit.pdf XXXXXXXX_XXXXXXXX_RevisedGiftLetter.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
754122338	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Asset 3 Missing
Resolved-Asset 3 Provided Or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

Resolved-Received Gift letter and Wire confirmation for the Cash to Close amount, condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached revised gift letter. - Seller-XX/XX/XXXX

Counter-An updated gift letter was not provided in the package. We now have proof of receipt of gift funds, but the gift letter was not provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached gift fund deposit. - Buyer-XX/XX/XXXX

Open-Asset 3 Missing Gift letter dated XX/XX/XXXX Pg #294 provided for $X,XXX.XX, however there is no proof of deposit either in borrower account or to escrow.  - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Please see attached revised gift letter. - Seller-XX/XX/XXXX
Resolved-Asset 3 Provided Or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Received Gift letter and Wire confirmation for the Cash to Close amount, condition resolved. - Due Diligence Vendor-XX/XX/XXXX
																XXXXXXXX_XXXXXXXX_GiftFundDeposit.pdf XXXXXXXX_XXXXXXXX_InvestorPackage.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
754122338	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements
Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

Resolved-Received Gift letter and Wire confirmation for the Cash to Close amount, condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please see attached revised gift letter. - Buyer-XX/XX/XXXX

Counter-An updated gift letter was not provided in the package. We now have proof of receipt of gift funds, but the gift letter was not provided. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached gift fund deposit. - Buyer-XX/XX/XXXX

Open-Asset Record 3 Does Not Meet G/L Requirements Gift letter dated XX/XX/XXXX Pg #294 provided for $X,XXX.XX, however there is no proof of deposit either in borrower account or to escrow.  - Due Diligence Vendor-XX/XX/XXXX

Resolved-Asset Record 3 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Received Gift letter and Wire confirmation for the Cash to Close amount, condition resolved. - Due Diligence Vendor-XX/XX/XXXX
																XXXXXXXX_XXXXXXXX_GiftFundDeposit.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
368426901	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-COC Provided. Resolved.  - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

Counter-The appraisal increased from $X,XXX.XX to a total of $X,XXX.XX or a $X,XXX.XX increase.  The appraisal desk review increased from $X,XXX.XX to $X,XXX.XX.  This results in an increase of $X,XXX.XX.  A change of circumstance for when the fee increased in needed or a refund of $X,XXX.XX. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please confirm amount required make category tolerant. Thank you - Buyer-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee, Appraisal Desk Review Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Valid COC is not available  - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX
															Resolved-COC Provided. Resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_COC.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
368426901	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-COC Provided. Resolved.  - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Counter-The appraisal increased from $X,XXX.XX to a total of $X,XXX.XX or a $X,XXX.XX increase.  The appraisal desk review increased from $X,XXX.XX to $X,XXX.XX.  This results in an increase of $X,XXX.XX.  A change of circumstance for when the fee increased in needed or a refund of $X,XXX.XX. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please confirm amount required make category tolerant. Thank you - Seller-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee, Appraisal Desk Review Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). Valid COC is not available  - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX
														Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Ready for Review-Please confirm amount required make category tolerant. Thank you - Seller-XX/XX/XXXX	Resolved-COC Provided. Resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_COC.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
368426901	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. S&P RA Only - Value grade equals B, secondary product within tolerance.
 - Due Diligence Vendor-XX/XX/XXXX

Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. S&P RA Only - Value grade equals B, secondary product within tolerance.
 - Due Diligence Vendor-XX/XX/XXXX
																			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	Investor Post-Close	No
884691533	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-XX/XX/XXXX

Resolved-ATR Risk - Current Income or Current Assets were considered. Recent paystub received verifying B1 income, condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached paystubs. - Buyer-XX/XX/XXXX

Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Income verification documents for B1 employment - XXXXXXXX is missing. - Due Diligence Vendor-XX/XX/XXXX

Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-XX/XX/XXXX

 Resolved-ATR Risk - Current Income or Current Assets were considered. Recent paystub received verifying B1 income, condition resolved. - Due Diligence Vendor-XX/XX/XXXX
																XXXXXXXX_XXXXXXXX_Paystubs for XXXXXXXX.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
884691533	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Income/Employment	Income 1 Months Income Verified is Missing
Resolved-Recent paystub received verifying B1 income, condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Income 1 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached paystubs. - Buyer-XX/XX/XXXX

Open-Income 1 Months Income Verified is Missing Income verification documents for B1 employment - XXXXXXXX is missing. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Recent paystub received verifying B1 income, condition resolved. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-Income 1 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-XX/XX/XXXX
																XXXXXXXX_XXXXXXXX_Paystubs for XXXXXXXX.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
884691533	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	Investor Post-Close	No
523887688	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-VVOE provided. Resolved.  - Due Diligence Vendor-XX/XX/XXXX

Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached VOE. - Buyer-XX/XX/XXXX

Open-Borrower 1 3rd Party VOE Prior to Close Missing File contained a WVOE dated XX/XX/XXXX which is 12 business days prior to the note date. Guidelines require verification of employment within 10 business days.  - Due Diligence Vendor-XX/XX/XXXX
															Resolved-VVOE provided. Resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_VOE.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
523887688	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Employment validation/verification standards do not meet requirements
Resolved-VVOE provided. Resolved.  - Due Diligence Vendor-XX/XX/XXXX

Resolved-ATR Risk - Employment validation/verification standards meet requirements - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see attached VOE. - Buyer-XX/XX/XXXX

Open-ATR Risk - Employment validation/verification standards do not meet requirements File contained a WVOE dated XX/XX/XXXX which is 12 business days prior to the note date. Guidelines require verification of employment within 10 business days.  - Due Diligence Vendor-XX/XX/XXXX
															Resolved-VVOE provided. Resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-ATR Risk - Employment validation/verification standards meet requirements - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_VOE.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
185734864	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. S&P RA Only - Value grade equals B, secondary product within tolerance.
 - Due Diligence Vendor-XX/XX/XXXX

Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. S&P RA Only - Value grade equals B, secondary product within tolerance.
 - Due Diligence Vendor-XX/XX/XXXX
																			XXXXXXXX	Second Home	Purchase	NA	XXXXXXXX	Investor Post-Close	No
771819381	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	Investor Post-Close	No
970672893	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Missing Condo Master Insurance Policy
Resolved-Condo Master Insurance Policy received, condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Hello.

Please see attached Master insurance

Thank you, - Buyer-XX/XX/XXXX

Open-Missing Condo Master Insurance Policy Condo Master Insurance Policy Missing - Due Diligence Vendor-XX/XX/XXXX
															Resolved-Condo Master Insurance Policy received, condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_Master Ins.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
942402370	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	Investor Post-Close	No
102485738	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Property	Value	Waived Secondary Valuation
Acknowledged-The client is waiving the stipulation for a secondary valuation. Current grading does not meet securitization requirements. If client seeks to securitize in the future, a secondary valuation is required, and applicable securitization grading will apply. - Due Diligence Vendor-XX/XX/XXXX

Acknowledged-The client is waiving the stipulation for a secondary valuation. Current grading does not meet securitization requirements. If client seeks to securitize in the future, a secondary valuation is required, and applicable securitization grading will apply. - Due Diligence Vendor-XX/XX/XXXX
																			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	Investor Post-Close	No
530954428	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-12 months bank statement available in file showing mortgage payments for REO 3B are paid by Co-borrower on that property, Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Rescinded-12 months bank statement available in file showing mortgage payments for REO 3B are paid by Co-borrower on that property, Condition rescinded. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. 3B property is paid by other party - Buyer-XX/XX/XXXX

Open-Fraud report pg # 632 and AUS pg # 791 indicate that REO listed on section 3B of the final 1003 application is getting paid off and is excluded from DTI calculation. However, payoff documents are missing. Kindly provide mortgage payoff confirmation for REO listed on section 3B. Additional conditions may apply. - Due Diligence Vendor-XX/XX/XXXX

Resolved-12 months bank statement available in file showing mortgage payments for REO 3B are paid by Co-borrower on that property, Condition resolved. - Due Diligence Vendor-XX/XX/XXXX

 Rescinded-12 months bank statement available in file showing mortgage payments for REO 3B are paid by Co-borrower on that property, Condition rescinded. - Due Diligence Vendor-XX/XX/XXXX
																XXXXXXXX_Payment by other.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
530954428	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	Investor Post-Close	No
308970407	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XXXXXXXX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	XXXXXXXX	Investor Post-Close	No
182457601	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XXXXXXXX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	XXXXXXXX	Investor Post-Close	No
227191540	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-XX/XX/XXXX				XXXXXXXX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	XXXXXXXX	Investor Post-Close	No
185560632	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Property	Value	Waived Secondary Valuation
Acknowledged-The client is waiving the stipulation for a secondary valuation. Current grading does not meet securitization requirements. If client seeks to securitize in the future, a secondary valuation is required, and applicable securitization grading will apply. - Due Diligence Vendor-XX/XX/XXXX

Acknowledged-The client is waiving the stipulation for a secondary valuation. Current grading does not meet securitization requirements. If client seeks to securitize in the future, a secondary valuation is required, and applicable securitization grading will apply. - Due Diligence Vendor-XX/XX/XXXX
																			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	Investor Post-Close	No
149652773	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. The Borrower 1 third-party VOE is dated XX/XX/XXXX. The loan Note Date is XX/XX/XXXX and documents signed XX/XX/XXXX. Therefore, the VOE was completed within the required 10 business days prior to the Note Date and satisfies the pre-closing employment verification requirement. Please review and clear this condition. - Buyer-XX/XX/XXXX

Open-Borrower 1 3rd Party VOE Prior to Close Missing VOE is missing for Borrower 1. Although a VOE is available, it does not satisfy the requirement of covering the most recent 10 business days prior to the note date. - Due Diligence Vendor-XX/XX/XXXX
															Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXXXXXX_VOE.pdf			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
149652773	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. Secondary Valuation is within tolerance  - Due Diligence Vendor-XX/XX/XXXX

Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. Secondary Valuation is within tolerance  - Due Diligence Vendor-XX/XX/XXXX
																			XXXXXXXX	Primary Residence	Purchase	NA	XXXXXXXX	Investor Post-Close	No